Corporate debt	6 Months Ended
Jun. 30, 2023
Corporate debt [Abstract]
Corporate debt
Note 14. - Corporate debt
The breakdown of corporate debt as of June 30, 2023 and December 31, 2022 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Non-current	1,019,078	1,000,503
Current	32,115	16,697
Total Corporate Debt	1,051,193	1,017,200

On July 20, 2017, the Company signed a credit facility (the “2017 Credit Facility”) for up to €10 million ($10.9 million), which is available in euros or U.S. dollars. Amounts drawn down accrue interest at a rate per year equal to EURIBOR plus 2% or LIBOR plus 2%, depending on the currency, with a floor of 0% on the LIBOR and EURIBOR. As of June 30, 2023, the 2017 Credit Facility was fully available ($6.4 million were drawn down as of December 31, 2022). The credit facility maturity is July 1, 2024.

On May 10, 2018, the Company entered into the Revolving Credit Facility for $215 million with a syndicate of banks. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, Term SOFR, plus a Term SOFR Adjustment equal to 0.10% per annum, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) Term SOFR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $100 million of the Revolving Credit Facility. Since then, the amount of the Revolving Credit Facility increased to $450 million. On May 30, 2023, the maturity was extended to December 31, 2025. On June 30, 2023, $40 million were drawn down ($30 million as of December 31, 2022). On June 30, 2023, the Company issued letters of credit for $17 million ($35 million as of December 31, 2022). As of June 30, 2023, therefore, $393 million of the Revolving Credit Facility were available ($385 million as of December 31, 2022).
On October 8, 2019, the Company filed a euro commercial paper program (the “Commercial Paper”) with the Alternative Fixed Income Market (MARF) in Spain. The program had an original maturity of twelve months and has been extended for annual periods until October 2023. The program allows Atlantica to issue short term notes over the next twelve months for up to €50 million ($54 million), with such notes having a tenor of up to two years. As of June 30, 2023, the Company had €22.1 million ($24.0 million) issued and outstanding under the program at an average cost of 4.43% (€9.3 million, or $10.1 million, as of December 31, 2022).
On April 1, 2020, the Company closed the secured 2020 Green Private Placement for €290 million ($315 million). The private placement accrues interest at an annual 1.96% interest rate, payable quarterly and has a June 2026 maturity.
On July 8, 2020, the Company entered into the Note Issuance Facility 2020, a senior unsecured financing with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of $152 million which is denominated in euros (€140 million). The Note Issuance Facility 2020 was issued on August 12, 2020, interest accrues at a rate per annum equal to the sum of the 3-month EURIBOR plus a margin of 5.25% with a floor of 0% for the EURIBOR, payable quarterly and has a maturity of seven years from the closing date. The Company has entered into a cap at 0% for the EURIBOR with 3.5 years maturity to hedge the variable interest rate risk.
On July 17, 2020, ASI Jersey Ltd, a subsidiary of the Company issued the Green Exchangeable Notes for $100 million in aggregate principal amount of 4.00% convertible bonds due in 2025. On July 29, 2020, the Company closed an additional $15 million aggregate principal amount of the Green Exchangeable Notes. The notes mature on July 15, 2025 and bear interest at a rate of 4.00% per annum. The initial exchange rate of the notes is 29.1070 ordinary shares per $1,000 principal amount of notes, which is equivalent to an initial exchange price of $34.36 per ordinary share. Noteholders may exchange their notes at their option at any time prior to the close of business on the scheduled trading day immediately preceding April 15, 2025, only during certain periods and upon satisfaction of certain conditions. On or after April 15, 2025, noteholders may exchange their notes at any time. Upon exchange, the notes may be settled, at the election of the Company, into Atlantica ordinary shares, cash or a combination thereof. The exchange rate is subject to adjustment upon the occurrence of certain events.
As per IAS 32, “Financial Instruments: Presentation”, the conversion option of the Green Exchangeable Notes is an embedded derivative classified within the line “Derivative liabilities” of these Consolidated Condensed Interim Financial Statements (Note 9). It was initially valued at the transaction date for $10 million, and prospective changes to its fair value are accounted for directly through the profit and loss statement. The principal element of the Green Exchangeable Notes, classified within the line “Corporate debt” of these Consolidated Condensed Interim Financial Statements, is initially valued as the difference between the consideration received from the holders of the instrument and the value of the embedded derivative, and thereafter, at amortized cost using the effective interest method as per IFRS 9, Financial Instruments.
On May 18, 2021, the Company issued the Green Senior Notes due in 2028 in an aggregate principal amount of $400 million. The notes mature on May 15, 2028 and bear interest at a rate of 4.125% per annum payable on June 15 and December 15 of each year, commencing December 15, 2021.

On May 10, 2023, the Company entered into a senior unsecured $50 million line of credit with Export Development Canada with a 3-year maturity. Loan under the credit line accrues interest at a rate per annum equal to Term SOFR plus a percentage determined by reference to the leverage ratio of the Company, ranging between 2.46% and 3.11%, with a floor of 0.00% for the Term SOFR. The facility matures on May 25, 2026 and was fully available as of June 30, 2023.

Since 2020, the Company entered into loans with different banks as follows:

-	a €5 million ($5.4 million) loan on December 4, 2020, which accrues interest at a rate per year equal to 2.50%. The maturity date is December 4, 2025.
-	a €5 million ($5.4 million) loan on January 31, 2022, which accrues interest at a rate per year equal to 1.90%. The maturity date is January 31, 2026.
-	a €7 million ($7.6 million) loan on February 24, 2023, which accrues interest at a rate per year equal to 4.21%. The maturity date is February 24, 2028.

The repayment schedule for the corporate debt as of June 30, 2023 is as follows:

	Remainder of 2023	Between January and June 2024	Between July and December 2024	2025	2026	2027	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	4	-	-	-	-	-	-	4
Revolving Credit Facility	-	-	-	39,613	-	-	-	39,613
Commercial Paper	24,037	-	-	-	-	-	-	24,037
2020 Green Private Placement	172	-	-	-	313,323	-	-	313,495
2020 Note Issuance Facility	-	-	-	-	-	149,708	-	149,708
Green Exchangeable Notes	2,107	-	-	108,480	-	-	-	110,587
Green Senior Notes	963	-	-	-	-	-	395,512	396,475
Other bank loans	3,396	1,436	3,254	4,697	2,217	1,521	753	17,274
Total	30,679	1,436	3,254	152,790	315,540	151,229	396,265	1,051,193

The repayment schedule for the corporate debt as of December 31, 2022, was as follows:

	2023	2024	2025	2026	2027	Subsequent years	Total
2017 Credit Facility	8	6,423	-	-	-	-	6,431
Revolving Credit Facility	112	29,387					29,499
Commercial Paper	9,937	-	-	-	-	-	9,937
2020 Green Private Placement	423	-	-	308,389	-	-	308,812
2020 Note Issuance Facility	-	-	-	-	147,257	-	147,257
Green Exchangeable Notes	2,107	-	107,055	-	-	-	109,162
Green Senior Note	964	-	-	-	-	395,060	396,024
Other bank Loans	3,146	3,122	3,124	686	-	-	10,078
Total	16,697	38,932	110,179	309,075	147,257	395,060	1,017,200